Fair Value Measurements (Details) - Schedule of Key Inputs to Both Models For the Private Warrants - Private Warrants [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measurement Input Asset Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.09	9.77
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11.5	11.5
Measurement Input Expected Merger Announcement Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	12/18/2022	3/31/2022
Expected Merger Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	07/20/2023	9/30/2022
Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	07/20/2028	9/30/2027
Call Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	5.6	5.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	4.00%	1.30%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	6.60%	20.40%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	0.00%	0.00%
Steps [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input